Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
	CASH, OTHER ASSETS AND LIABILITIES - NET - 100%							$ 340,165,594
	TOTAL NET ASSETS - 100.0%							$ 340,165,594

	CREDIT DEFAULT SWAP
Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$ 70,500,000	$ (1,723,311)	To Sell Protection - CDX HYS34 SWAP 5YR PRC, pays Quarterly	BNP	6/20/2025	Receive	5.00%	$ (2,395,347)	$ (672,036)
							$ (2,395,347)	$ (672,036)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

	TOTAL RETURN SWAPS **
Security			Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares			8,685,515	$ 62,275,145	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	$ 3,050,581
BlackRock High Yield Bond Fund - Institutional Class			20,566,386	153,836,570	3-Mth USD_LIBOR + 300 bps	5/3/2021	Goldman Sachs	151,631
Mainstay MacKay High Yield Corporate Bond Fund - Institutional Class			16,905,517	89,092,076	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	3,215,555
Vanguard High Yield - Institutional Class			5,233,843	29,361,859	3-Mth USD_LIBOR + 185 bps	6/5/2023	Barclays	1,281,500
	Total							$ 7,699,267

** The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares			Fair Value

	MUTUAL FUNDS - 94.3%
	DEBT FUNDS - 94.3%
1,628,894	American Century High-Yield Municipal Fund - Institutional Class		$ 16,028,318
2,808,452	BlackRock High Yield Municipal Fund - Institutional Class		27,466,660
1,344,701	Northern High Yield Municipal Fund - Institutional Class		11,725,790
5,041,237	PIMCO High Yield Municipal Bond Fund - Institutional Class		47,639,692
5,504,858	Pioneer High Income Municipal Fund - Institutional Class		39,359,731
755,185	Western Asset Municipal High Income Fund - Institutional Class		10,572,592
	TOTAL MUTUAL FUNDS (Cost - $147,668,277)		152,792,783

	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUNDS - 4.4%
5,026,105	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	0.04% +	5,027,110
115,092	JP Morgan Municipal Money Market Fund - Institutional Class	0.14% +	115,092
1,965,434	JP Morgan Tax Free Money Market Fund - Institutional Class	0.07% +	1,965,434
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,107,636)		7,107,636

	TOTAL INVESTMENTS - 98.7% (Cost - $154,775,913)		$ 159,900,419
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.3%		2,105,947
	TOTAL NET ASSETS - 100.0%		$ 162,006,366

+ Variable rate security. 7 day yield as of July 31, 2020.

Redwood Alphafactor Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares				Fair Value
	COMMON STOCK - 93.5%
	AIRLINES - 5.8%
71,503	Southwest Airlines Co.			$ 2,208,728
73,467	United Airlines Holdings, Inc. *			2,305,394
				4,514,122
	AUTO MANUFACTURERS - 3.3%
13,144	Cummins, Inc.			2,540,209

	BANKS - 12.6%
65,712	Comerica, Inc.			2,531,226
46,823	Morgan Stanley			2,288,708
229,179	Regions Financial Corp.			2,488,884
123,169	Synovus Financial Corp.			2,481,855
				9,790,673
	BUILDING MATERIALS - 6.5%
31,127	Eagle Materials, Inc.			2,497,319
65,497	Johnson Controls International PLC			2,520,325
				5,017,644
	CHEMICALS - 9.1%
31,623	Ashland Global Holdings, Inc.			2,386,904
25,753	Celanese Corp.			2,503,192
35,175	LyondellBasell Industries NV			2,199,141
				7,089,237
	COMMERCIAL SERVICES - 3.1%
167,024	H&R Block, Inc.			2,421,848

	COMPUTERS - 9.4%
6,110	Apple, Inc.			2,596,994
135,312	HP, Inc.			2,378,785
52,162	NetApp, Inc.			2,310,777
				7,286,556
	DISTRIBUTION / WHOLESALE - 3.4%
174,170	KAR Auction Services, Inc.			2,635,192

	DIVERSIFIED FINANCIAL SERVICES - 9.3%
322,606	Navient Corp.			2,567,944
106,563	Synchrony Financial			2,358,239
12,131	Visa, Inc.			2,309,742
				7,235,925
	ELECTRIC - 6.3%
37,889	Evergy, Inc.			2,456,344
71,080	NRG Energy, Inc.			2,403,215
				4,859,559
	FOREST PRODUCTS & PAPER - 2.9%
108,335	Domtar Corp.			2,273,952

	LODGING - 3.1%
118,315	Hilton Grand Vacations, Inc. *			2,401,794

	MACHINERY - CONSTRUCTION & MINING - 3.0%
17,519	Caterpillar, Inc.			2,327,925

	MEDIA - 3.1%
405,436	Sirius XM Holdings, Inc.			2,383,964

	OIL & GAS - 2.9%
171,435	Murphy Oil Corp.			2,264,656

	RETAIL - 3.1%
80,841	Foot Locker, Inc.			2,375,917

	SEMICONDUTORS - 3.5%
25,926	QUALCOMM, Inc.			2,738,045

	SOFTWARE - 3.1%
42,782	Oracle Corp.			2,372,262

	TOTAL COMMON STOCK (Cost - $72,589,954)			72,529,480

Contracts **		Counterparty	Notional Value July 31, 2020	Fair Value
	SCHEDULE OF OPTIONS PURCHASED * - 3.4%
	SCHEDULE OF PUT OPTIONS PURCHASED - 1.1%
9,200	SPDR S&P 500 ETF Trust
	Expiration August 2020, Exercise Price $200.00	Goldman Sachs	$ 184,000,000	27,600
2,000	SPDR S&P 500 ETF Trust
	Expiration October 2020, Exercise Price $280.00	Goldman Sachs	56,000,000	798,000
				825,600

	SCHEDULE OF CALL OPTIONS PURCHASED - 2.3%
116	S&P 500 Index
	Expiration August 2020, Exercise Price $3,140.00	Goldman Sachs	36,424,000	1,789,880

	TOTAL OPTIONS PURCHASED (Cost $2,753,120)			2,615,480

	TOTAL INVESTMENTS - 96.9% (Cost - $75,343,074)			$ 75,144,960
	CASH, OTHER ASSETS AND LIABILITIES - NET - 3.1%			2,432,572
	TOTAL NET ASSETS - 100.0%			$ 77,577,532

* Non-income producing security
** Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
PLC - Public Limited Company

Redwood Alphafactor Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares
			Interest Rate			Fair Value
		SHORT-TERM INVESTMENTS - 31.2%
		TIME DEPOSIT - 31.2%
42,764,585	#	Union Bank Institutional Trust Deposit	0.5% #
		Total Short Term Investments (Cost - $42,764,585)				$ 42,764,585

			Principal Amount	Interest Rate	Maturity Date	Fair Value
		U.S. GOVERNMENT OBLIGATIONS- 16.3%
		U.S. TREASURY BILLS+^ - 16.3%	$ 10,000,000	0.11%	2/15/2023	10,319,727
			11,000,000	0.52%	2/15/2030	12,007,188
		TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $21,575,292)				22,326,915

Contracts **				Counterparty	Notional Value July 31, 2020	Fair Value
		SCHEDULE OF OPTIONS PURCHASED - 0.0% ^^
		SCHEDULE OF PUT OPTIONS PURCHASED - 0.0% ^^
6,000		SPDR S&P 500 ETF Trust
		Expiration August 2020, Exercise Price $200.00		Goldman Sachs	$ 120,000,000
		TOTAL OPTIONS PURCHASED (Cost $1,088,966)				18,000

		TOTAL INVESTMENTS - 47.5% (Cost - $65,428,843)				$ 65,109,500
		CASH, OTHER ASSETS AND LIABILITIES - NET - 52.5%				71,843,234
		TOTAL NET ASSETS - 100.0%				$ 136,952,734

# Variable rate security. 7 day yield as of July 31, 2020.
^^Represents less than 0.05%
+ All or a portion of the security is segregated as collateral for swaps.
^ Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of July 31, 2020.
** Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

Redwood Alphafactor Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

	TOTAL RETURN SWAPS *
Security		Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
iShares MSCI		2,853,067	$123,366,617	1-Mth LIBOR + 0.30%	6/1/2021	Barclays
	Total						$ 4,913,647

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swap do not reset; payments only occur at termination.

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares					Fair Value
	COMMON STOCK - 31.0%
	ADVERTISING - 1.4%
33,651	Interpublic Group of Cos., Inc.				$ 607,400
10,493	Omnicom Group, Inc.				563,789
					1,171,189
	AEROSPACE / DEFENSE - 1.4%
3,885	Boeing Co.				613,830
1,321	TransDigm Group, Inc.				570,117
					1,183,947
	AGRICULTURE - 1.4%
14,721	Altria Group, Inc.				605,769
7,814	Philip Morris International, Inc.				600,193
					1,205,962
	AIRLINES - 0.7%
22,612	Delta Air Lines, Inc.				564,622

	APPAREL - 0.6%
41,208	Tapestry, Inc.				550,539

	AUTO MANUFACTURERS - 1.5%
99,535	Ford Motor Co.				657,926
7,725	PACCAR, Inc.				657,243
					1,315,169
	BEVERAGES - 0.7%
15,165	Molson Coors Beverage Co.				568,991

	BIOTECHNOLOGY - 0.6%
7,560	Gilead Sciences, Inc.				525,647

	CHEMICALS - 1.4%
14,803	Dow, Inc.				607,811
9,013	LyondellBasell Industries NV				563,493
					1,171,304
	COMMERCIAL SERVICES - 0.7%
42,056	Nielsen Holdings PLC				606,868

	COMPUTERS - 1.9%
59,727	Hewlett Packard Enterprise Co.				589,505
4,605	International Business Machines Corp.				566,139
10,889	Seagate Technology PLC				492,401
					1,648,045
	COSMETICS / PERSONAL CARE - 0.6%
146,910	Coty, Inc.				545,036

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
71,673	Invesco Ltd.				719,597

	ELECTRIC - 3.3%
32,162	CenterPoint Energy, Inc.				611,400
6,809	Dominion Energy, Inc.				551,733
6,645	Duke Energy Corp.				563,097
20,453	PPL Corp.				544,459
9,923	Southern Co.				541,895
					2,812,584
	FOOD - 0.7%
18,823	Kraft Heinz Co.				647,135

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares					Fair Value
	COMMON STOCK - 31.0% (Continued)
	FOREST PRODUCTS & PAPER - 0.7%
16,542	International Paper Co.				$ 575,495

	INTERNET - 0.7%
26,504	NortonLifeLock, Inc.				568,511

	LEISURE TIME - 0.6%
36,445	Carnival Corp.				505,857

	OFFICE / BUSINESS EQUIPMENT - 0.7%
34,729	Xerox Holdings Corp.				578,238

	OIL & GAS - 1.3%
12,599	Exxon Mobil Corp.				530,166
16,353	Marathon Petroleum Corp.				624,685
					1,154,851
	PACKAGING AND CONTAINERS - 1.3%
56,844	Amcor PLC				585,493
20,258	Westrock Co.				544,130
					1,129,623
	PHARMACEUTICALS - 2.7%
6,287	AbbVie, Inc.				596,699
10,453	Cardinal Health, Inc.				570,943
8,623	CVS Health Corp.				542,732
15,020	Pfizer, Inc.				577,970
					2,288,344
	PIPELINES - 1.7%
36,579	Kinder Morgan, Inc.				515,764
15,513	ONEOK, Inc.				432,968
28,709	Williams Cos., Inc.				549,203
					1,497,935
	RETAIL - 1.6%
62,789	Gap, Inc.				839,489
29,179	Kohl's Corp.				555,568
					1,395,057
Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares					Fair Value
	COMMON STOCK - 31.0% (Continued)
	TELECOMMUNICATIONS - 2.0%
18,521	AT&T, Inc.				$ 547,851
59,557	CenturyLink, Inc.				574,725
10,310	Verizon Communications, Inc.				592,619
					1,715,195

	TOTAL COMMON STOCK (Cost - $25,313,724)				26,645,741

	EXHANGE TRADED FUNDS - 15.7%
	EQUITY FUNDS - 15.7%
37,558	iShares Core S&P Small-Cap ETF				2,674,505
100,000	LeaderShares Equity Skew ETF * ^				2,762,400
85,145	Schwab International Small-Cap Equity ETF				2,648,010
26,334	Vanguard FTSE All World ex-US Small-Cap ETF				2,678,168
17,995	Vanguard Small-Cap ETF				2,742,798
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,101,044)				13,505,881

	REITS - 2.8%
22,115	Iron Mountain, Inc.				623,422
9,771	Simon Property Group, Inc.				609,222
16,262	Ventas, Inc.				623,810
15,470	Vornado Realty Trust				534,024
	TOTAL REITS (Cost - $2,224,163)				2,390,478

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 11.1%	$ 8,700,000	0.52%	2/15/2030	9,496,594
	U.S. TREASURY BILL** - 11.1%
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $9,164,465)				9,496,594

Contracts ^^
	SCHEDULE OF OPTIONS PURCHASED *** - 0.0%		Counterparty	Notional Value July 31, 2020	Fair Value
	SCHEDULE OF PUT OPTIONS PURCHASED*** - 0.0%
10,000	SPDR S&P 500 ETF Trust
	Expiration August 2020, Exercise Price $200.00		Goldman Sachs	$ 200,000,000
	TOTAL OPTIONS PURCHASED (Cost $1,120,436)				30,000

	TOTAL INVESTMENTS - 60.6% (Cost - $48,923,832)				$ 52,068,694
	CASH, OTHER ASSETS AND LIABILITIES - NET - 39.4%				33,830,547
	TOTAL NET ASSETS - 100.0%				$ 85,899,241

* Non-income producing security
^ Affiliated security due to related management
** Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of July 31, 2020.
*** Represents less than 0.05%
^^ Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
PLC - Public Limited Company
S&P - Standard and Poor's

Redwood Systematic Macro Trend ("SMarT") Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Total Return Swaps *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
iShares IBOXX High Yield Corporate Bond	98,433	$ 8,034,101	1-Mth LIBOR - 50 bps	4/9/2021	Barclays	$ 403,738
iShares Preferred & Income - Institutional Class	235,249	8,149,025	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	397,613
SPDR BBG BARC Convertible - Institutional Class	231,304	13,993,892	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	1,032,610
Total						$ 1,833,961

* The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

Redwood Activist Leaders® Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020
Shares				Fair Value
	COMMON STOCK - 92.0%
	AUTO MANUFACTURERS - 2.6%
34,093	Navistar International Corp. *			$ 1,091,999

	AUTO PARTS & EQUIPMENT - 2.6%
148,400	Tenneco, Inc. *			1,099,644

	BIOTECHNOLOGY - 2.5%
80,156	Innoviva, Inc. *			1,085,713

	CHEMICALS - 2.6%
47,657	GCP Applied Technologies, Inc. *			1,087,533

	COMMERCIAL SERVICES - 5.1%
21,468	Green Dot Corp. *			1,088,213
74,876	Nielsen Holdings PLC			1,080,461
				2,168,674
	COMPUTERS - 10.2%
560,885	Conduent, Inc. *			1,071,290
50,140	Perspecta, Inc.			1,072,996
24,005	Seagate Technology PLC			1,085,506
27,788	Virtusa Corp. *			1,128,193
				4,357,985
	DISTRIBUTION / WHOLESALE - 2.6%
38,504	LKQ Corp. *			1,085,428

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
160,313	SLM Corp.			1,085,319

	ELECTRONICS - 2.6%
60,383	nVent Electric PLC			1,096,555

	FOOD - 2.5%
31,961	Hain Celestial Group, Inc. *			1,086,035

	HEALTHCARE-PRODUCTS - 2.5%
24,085	Merit Medical Systems, Inc. *			1,077,081

	HEALTHCARE-SERVICES - 5.1%
14,800	Magellan Health, Inc. *			1,097,716
53,105	MEDNAX, Inc. *			1,061,038
				2,158,754
	HOUSEWARES - 2.5%
65,511	Newell Brands, Inc.			1,074,380

Redwood Activist Leaders® Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
Shares				Fair Value
	COMMON STOCK - 92.0% (Continued)
	INTERNET - 2.6%
51,026	NortonLifeLock, Inc.			$ 1,094,508

	MACHINERY-DIVERSIFIED - 2.5%
175,161	Welbilt, Inc. *			1,064,979

	MISCELLANEOUS MANUFACTURING - 2.6%
56,000	Trinity Industries, Inc.			1,093,680

	OFFICE & BUSINESS EQUIPMENT - 2.6%
67,391	Xerox Holdings Corp.			1,122,060

	OIL & GAS - 5.1%
62,889	Delek US Holdings, Inc.			1,099,300
69,202	Occidental Petroleum Corp.			1,089,239
				2,188,539
	PHARMACEUTICALS - 5.2%
21,221	Herbalife Nutrition Ltd. *			1,087,364
120,257	Ironwood Pharmaceuticals, Inc. *			1,102,757
				2,190,121
	PIPELINES - 2.6%
22,007	Cheniere Energy, Inc. *			1,088,906

	PRIVATE EQUITY - 2.5%
30,406	KKR & Co., Inc.			1,075,460

	REAL ESTATE - 2.5%
20,373	Howard Hughes Corp. *			1,083,640

	RETAIL - 10.1%
92,871	Bloomin' Brands, Inc.			1,069,874
11,439	Papa John's International, Inc.			1,082,930
19,083	Restaurant Brands International, Inc.			1,078,571
8,569	Tiffany & Co.			1,074,210
				4,305,585
	SOFTWARE - 7.7%
61,231	Box, Inc. *			1,099,096
96,433	Cloudera, Inc. *			1,086,800
24,836	CommVault Systems, Inc. *			1,094,771
				3,280,667

	TOTAL COMMON STOCK (Cost - $39,617,367)			39,143,245

	WARRANT - 0.1%
	OIL & GAS - 0.1%
6,991	Occidental Petroleum Corp. *			39,150
	TOTAL WARRANT (Cost - $16,967)

Contracts **
	SCHEDULE OF OPTIONS PURCHASED - 0.1%	Counterparty	Notional Value July 31, 2020	Fair Value
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.1%
9,000	SPDR S&P 500 ETF Trust
	Expiration August 2020, Exercise Price $200.00	Goldman Sachs	$ 180,000,000
	TOTAL OPTIONS PURCHASED (Cost $832,821)			27,000

	TOTAL INVESTMENTS - 92.2% (Cost - $40,467,155)			$ 39,209,395
	CASH, OTHER ASSETS AND LIABILITIES - NET - 7.8%			3,316,523
	TOTAL NET ASSETS - 100.0%			$ 42,525,918

* Non-Income producing security.
PLC - Public Limited Company
** Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

Redwood Funds

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

July 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.   The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Derivatives
Swaps *	$ -	$ 7,699,267	$ -	$ 7,699,267
Total	$ -	$ 7,699,267	$ -	$ 7,699,267

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$ -	$ 672,036	$ -	$ 672,036
Total	$ -	$ 672,036	$ -	$ 672,036

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$152,792,783	$ -	$ -	$ 152,792,783
Short Term Investments	7,107,636	-	-	7,107,636
Total	$159,900,419	$ -	$ -	$ 159,900,419

Redwood AlphaFactor® Tactical Core Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 72,529,480	$ -	$ -	$ 72,529,480
Options Purchased		2,615,480	-	2,615,480
Total	$ 72,529,480	$ 2,615,480	$ -	$ 75,144,960

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 42,764,585	$ -	$ -	$ 42,764,585
U.S. Government Obligations	-	22,326,915	-	22,326,915
Options Purchased	-	18,000	-	18,000
Total	$ 42,764,585	$ 22,344,915	$ -	$ 65,109,500

Derivatives
Swaps *	$ -	$ 4,913,647	$ -	$ 4,913,647
Total	$ -	$ 4,913,647	$ -	$ 4,913,647

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 26,645,741	$ -	$ -	$ 26,645,741
Exchange Traded Funds	13,505,881	-	-	13,505,881
REITS	2,390,478	-	-	2,390,478
U.S. Government Obligations	-	9,496,594	-	9,496,594
Options Purchased	-	30,000	-	30,000
Total	$ 42,542,100	$ 9,526,594	$ -	$ 52,068,694

Derivatives
Swaps *	$ -	$ 1,833,961	$ -	$ 1,833,961
Total	$ -	$ 1,833,961	$ -	$ 1,833,961

Redwood Activist Leaders®Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 39,143,245	-	-	$ 39,143,245
Warrant	-	39,150	-	$ 39,150
Purchased Option	-	27,000	-	$ 27,000
Total	$ 39,143,245	$ 66,150	$ -	$ 39,209,395

The Funds did not hold any Level 3 securities during the period.

* Net unrealized gain (loss) of swap contracts is reported in the above table.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:

Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Redwood Managed Volatility Fund	$ -	$ -	$ -	$ -
Redwood Managed Municipal Income Fund	154,775,913	5,124,506	-	5,124,506
Redwood AlphaFactor® Tactical Core Fund	75,415,977	2,682,495	(2,880,609)	(198,114)
Redwood AlphaFactor® International Fund	65,428,843	751,622	(1,070,965)	(319,343)
Redwood Systematic Macro Trends ("SMarT") Fund	48,903,975	5,023,339	(1,858,620)	3,164,719
Redwood Activist Leaders™ Fund	42,033,005	2,619,114	(5,442,724)	(2,823,610)

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty.  The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.